FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Categories of Financial Assets

	As of December 31, 2021
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	427,804
Investments
Mutual funds	27,585	—	—
Commercial Papers	—	4,996	—
Contribution to funds	—	—	1,027
Trade receivables	—	—	300,109
Other assets	—	—	16,438
Other receivables	—	—	5,901
Other financial assets
Convertible notes	3,875	—	—
Foreign exchange forward contracts	608	150	—
Equity instruments	—	22,088	—
Interest rate SWAP	534
Others	—	—	35

	As of December 31, 2021
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	69,597
Borrowings	—	—	12,240
Other financial liabilities
Foreign exchange forward contracts	1,392	106	—
Other financial liabilities related to business combinations	63,886	—	49,184
Put option on minority interest of Walmeric	—	—	15,423
Lease liabilities	—	—	134,485
Other liabilities	—	—	955

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	278,939
Investments
Mutual funds	19,284	—	—
Contribution to funds	—	—	615
Trade receivables	—	—	201,664
Other assets	—	—	15,100
Other receivables	—	—	6,250
Other financial assets
Convertible notes	1,166	—	—
Foreign exchange forward contracts	327	165	—
Guarantee payments related to the future lease of a property under construction	—	—	4,553
Equity instruments	—	10,478	—
Others	—	—	35

Financial liabilities
Trade payables	—	—	40,506
Borrowings	—	—	25,968
Other financial liabilities
Foreign exchange forward contracts	93	—	—
Other financial liabilities related to business combinations	43,724	—	49,644
Interest rate SWAP	605	132	—
Lease liabilities	—	—	87,598
Other liabilities	—	—	81
As of December 31, 2021 and 2020, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2022	Mexican Peso	21.96	20.65	255
February 28, 2022	Indian Rupee	75.53	75.52	76
February 28, 2022	Colombian peso	4,037.00	4,005.31	119
March 31, 2022	Colombian peso	4,053.10	4,021.61	119
March 31, 2022	Colombian peso	4,040.50	4,021.55	39
Fair value as of December 31, 2021				608

January 28, 2021	Colombian Peso	3,530.13	3,433.13	226
January 28, 2021	Colombian Peso	3,475.25	3,431.93	101
Fair value as of December 31, 2020				327

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2022	Pound Sterling	0.73	0.74	(156)
January 31, 2022	Colombian Peso	3,902.25	3,993.60	(138)
January 31, 2022	European Union Euro	0.86	0.88	(410)
January 31, 2022	Uruguayan Peso	44.36	44.93	(64)
January 31, 2022	Argentinian Peso	106.98	106.92	(3)
January 31, 2022	Argentinian Peso	108.70	106.92	(87)
January 31, 2022	Argentinian Peso	110.85	106.92	(134)
January 31, 2022	Argentinian Peso	107.16	106.92	(12)
February 25, 2022	Argentinian Peso	115.35	111.35	(136)
February 28, 2022	European Union Euro	0.86	0.88	(212)
February 28, 2022	Chilean Peso	855.45	850.55	(40)
Fair value as of December 31, 2021				(1,392)

January 29, 2021	Argentine Peso	90.50	87.60	(86)
Fair value as of December 31, 2020				(86)

Schedule of Categories of Financial Liabilities
Outstanding balances of other financial liabilities related to the above mentioned acquisitions as of December 31, 2021 and 2020 are as follows:

	As of December 31, 2021		As of December 31, 2020
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Avanxo	—	—	1,145	—
BI Live	210	202	138	397
Grupo ASSA	13,865	—	11,218	13,343
Xappia	2,478	966	4,761	2,382
Giant Monkey Robot	3,343	—	2,467	1,924
Bluecap	28,203	25,341	—	55,593
Cloudshift	8,594	7,199	—	—
Hybrido Worldwide	3,365	3,278	—	—
Put option on minority interest of Walmeric	—	15,423	—	—
Atix Labs	1,503	2,316	—	—
Navint	—	12,207	—	—
Total	61,561	66,932	19,729	73,639

	As of December 31, 2021
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	427,804
Investments
Mutual funds	27,585	—	—
Commercial Papers	—	4,996	—
Contribution to funds	—	—	1,027
Trade receivables	—	—	300,109
Other assets	—	—	16,438
Other receivables	—	—	5,901
Other financial assets
Convertible notes	3,875	—	—
Foreign exchange forward contracts	608	150	—
Equity instruments	—	22,088	—
Interest rate SWAP	534
Others	—	—	35

	As of December 31, 2021
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	69,597
Borrowings	—	—	12,240
Other financial liabilities
Foreign exchange forward contracts	1,392	106	—
Other financial liabilities related to business combinations	63,886	—	49,184
Put option on minority interest of Walmeric	—	—	15,423
Lease liabilities	—	—	134,485
Other liabilities	—	—	955

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	278,939
Investments
Mutual funds	19,284	—	—
Contribution to funds	—	—	615
Trade receivables	—	—	201,664
Other assets	—	—	15,100
Other receivables	—	—	6,250
Other financial assets
Convertible notes	1,166	—	—
Foreign exchange forward contracts	327	165	—
Guarantee payments related to the future lease of a property under construction	—	—	4,553
Equity instruments	—	10,478	—
Others	—	—	35

Financial liabilities
Trade payables	—	—	40,506
Borrowings	—	—	25,968
Other financial liabilities
Foreign exchange forward contracts	93	—	—
Other financial liabilities related to business combinations	43,724	—	49,644
Interest rate SWAP	605	132	—
Lease liabilities	—	—	87,598
Other liabilities	—	—	81

Schedule of Sensitivity Analysis for Types of Market Risk
The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2021 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	12,441	30%	(2,871)	10%	1,382
	Colombian pesos	(49,425)	10%	4,493	10%	(5,492)
	Indian Rupees	(16,670)	10%	1,515	10%	(1,852)
	European Union euros	(61,658)	10%	5,605	10%	(6,851)
	Mexican pesos	(12,933)	10%	1,176	10%	(1,437)
	Sterling pound	(32,694)	10%	2,972	10%	(3,633)
	Uruguayan pesos	(8,962)	10%	815	10%	(996)
	Total	(169,901)		13,705		(18,879)

Schedule of Interest Rate Swaps Outstanding
Interest rate swap contracts outstanding as of December 31, 2021 and 2020:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	assets / (liabilities)

Instruments for which hedge accounting has been discontinued
March 11, 2024	15,000	1month LIBOR	0.647%	70
March 31, 2023	15,000	1month LIBOR	0.511%	10
March 12, 2024	20,000	1month LIBOR	0.566%	132
April 30, 2024	25,000	1month LIBOR	0.355%	322
Fair value as of December 31, 2021				534

Hedge instrument
April 30, 2024	25,000	1month LIBOR	0.355%	(132)
Fair value as of December 31, 2020				(132)

Instruments for which hedge accounting has been discontinued

March 11, 2024	15,000	1month LIBOR	0.647%	(230)
March 31, 2023	15,000	1month LIBOR	0.511%	(123)
March 12, 2024	20,000	1month LIBOR	0.566%	(252)
Fair value as of December 31, 2020				(605)

Schedule of Maturity Analysis for Non-derivative Financial Liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2022	2023	2024	Thereafter	Total

Trade payables	63,210	3,824	2,554	10	69,598
Borrowings	13,320	556	556	884	15,316
Lease liabilities	31,360	31,194	25,522	66,240	154,316
Other financial liabilities(*)	48,242	42,024	23,661	—	113,927
TOTAL	156,132	77,598	52,293	67,134	353,157
(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, interest rate SWAP and 19,364 related to business combinations payments through subscription agreements.
Schedule of Financial Instruments Not Measured at Fair Value
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2021 and 2020, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2021		As of December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	4,390	4,177	3,091	3,039
Other assets	8,583	7,810	6,954	6,278
Non-current liabilities
Trade payables	6,387	5,899	5,240	4,735
Borrowings	1,935	1,847	25,061	25,382

Schedule of Fair Value Measurement of Assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	27,585	—	27,585
Commercial Papers	4,996	—	—	4,996
Foreign exchange forward contracts	—	758	—	758
Convertibles notes	—	—	3,875	3,875
Equity instrument	—	—	22,088	22,088
Interest rate SWAP	—	534	—	534

Financial liabilities
Contingent consideration	—	—	63,886	63,886
Foreign exchange forward contracts	—	1,498	—	1,498

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	19,284	—	19,284
Foreign exchange forward contracts	—	492	—	492
Convertibles notes	—	130	1,036	1,166
Equity instrument	—	—	10,478	10,478

Financial liabilities
Contingent consideration	—	—	43,724	43,724
Foreign exchange forward contracts	—	93	—	93
Interest rate SWAP	—	737	—	737
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Fair Value Measurement of Liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	27,585	—	27,585
Commercial Papers	4,996	—	—	4,996
Foreign exchange forward contracts	—	758	—	758
Convertibles notes	—	—	3,875	3,875
Equity instrument	—	—	22,088	22,088
Interest rate SWAP	—	534	—	534

Financial liabilities
Contingent consideration	—	—	63,886	63,886
Foreign exchange forward contracts	—	1,498	—	1,498

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	19,284	—	19,284
Foreign exchange forward contracts	—	492	—	492
Convertibles notes	—	130	1,036	1,166
Equity instrument	—	—	10,478	10,478

Financial liabilities
Contingent consideration	—	—	43,724	43,724
Foreign exchange forward contracts	—	93	—	93
Interest rate SWAP	—	737	—	737
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Reconciliation of Recurring Fair Value Measurements Within Level 3
The following table shows the results from remeasurement of the contingent considerations described above:

	For the year ended December 31,
	2021	2020	2019
Increase of the contingent consideration of Belatrix	—	(3,633)	—
Increase of the contingent consideration of PointSource	—	—	(16)
Increase of the contingent consideration of Avanxo	—	—	(4)
Increase of the contingent consideration of Clarice	—	—	(3)
Increase of the contingent consideration of Ratio	—	—	(62)
Decrease of the contingent consideration of Grupo Assa	—	1,202	—
Increase of the contingent consideration of Bi Live	(372)	—	—
Increase of the contingent consideration of Bluecap	(1,226)	—	—
Increase of the contingent consideration of GMR	(1,407)	—	—
Increase of the contingent consideration of Xappia	(1,025)	—	—
Increase of the contingent consideration of Cloudshift	(460)	—	—
Increase of the contingent consideration of Habitant	(204)	—	—
TOTAL	(4,694)	(2,431)	(85)
The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2019	3,425	—	9,252
Fair value remeasurement (1)	—	—	2,431
Acquisition of business (1)	—	—	43,082
Acquisition of investment (2)	—	9,167	—
Exercise of conversion option (1)	(1,311)	1,311	—
Instrument sold (2)	(1,800)	—	—
Payments (2)	701	—	(11,400)
Interests (1)	21	—	359
December 31, 2020	1,036	10,478	43,724

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2020	1,036	10,478	43,724
Fair value remeasurement (1)	—	—	4,322
Acquisition of business (1)	—	—	35,371
Acquisition of investment (3)	—	11,610	—
Payments (2)	2,772	—	(17,902)
Interests (1)	67	—	1,285
Foreign exchange difference (1)	—	—	(2,714)
Others (1)	—	—	(200)
December 31, 2021	3,875	22,088	63,886

(1) Non-cash transactions.
(2) Cash transactions included in investing activities in the Consolidated Statement of Cash Flows.
(3) 5,762 were Cash transactions included in investing activities in the consolidated statement of cash flows, 5,848 were Non-cash transactions related to the exchange of Acamica's investment with Digital House investment.

Schedule of Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2021	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	63,886	Risk adjusted discount rate	Between 1.76% and 4.11%	An increase in the discount rates by 1% would decrease the fair value by $728 and a decrease in the discount rates by 1% would increase the fair value by $377

Contingent consideration	63,886	Expected revenues	Between 969 and 42,784	An increase in the expected revenues by 10% would increase the fair value by $17,076 and a decrease in the expected revenues by 10% would decrease the fair value by $13,615

Contingent consideration	63,886	Expected operating margin	Between 17.35% and 35.18%	An increase in the expected operating margin by 10% would increase the fair value by $1,876 and a decrease in the expected operating margin by 10% would decrease the fair value by $8,580

Schedule of Hedging Instruments Outstanding
The following table detail the foreign currency forward contracts outstanding as of December 31, 2021:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)

January 25, 2022	Indian Rupee	75.50	74.50	9
January 27, 2022	Indian Rupee	74.68	74.55	2
January 27, 2022	Indian Rupee	74.67	74.55	2
January 27, 2022	Indian Rupee	74.68	74.55	1
February 23, 2022	Indian Rupee	75.67	74.74	9
February 24, 2022	Indian Rupee	75.76	74.78	14
February 24, 2022	Indian Rupee	75.76	74.78	20
February 24, 2022	Indian Rupee	75.76	74.78	5
March 31, 2022	Colombian Peso	4064.86	4021.21	88
Fair value as of December 31, 2021				150

January 15, 2021	Mexican Peso	20.15	19.93	22
January 27, 2021	Indian Rupee	73.72	73.31	2
January 27, 2021	Indian Rupee	73.72	73.31	3
January 27, 2021	Indian Rupee	73.72	73.31	3
January 27, 2021	Indian Rupee	73.71	73.31	1
January 28, 2021	Colombian Peso	3,490.10	3,433.08	133
January 29, 2021	Uruguayan Peso	42.51	42.47	1
Fair value as of December 31, 2020				165

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)

January 31, 2022	Colombian Peso	3,967.65	3,993.75	(52)
February 28, 2022	Colombian Peso	3,978.05	4,004.91	(54)
Fair value as of December 31, 2021				(106)